400 Howard Street San Francisco, CA 94105 Tel +1 415 670 4663 Fax +1 415 618 5675 Jack.Gee@blackrock.com

December 31, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
    Securities Act File No. 333-92935;
    Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the following Trust funds, each dated December 31, 2015, do not differ from those contained in Post-Effective Amendment No. 1,543 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 22, 2015:

iShares Currency Hedged MSCI Australia ETF
iShares Currency Hedged MSCI Canada ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Germany ETF
iShares Currency Hedged MSCI Italy ETF
iShares Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI Mexico ETF
iShares Currency Hedged MSCI South Korea ETF
iShares Currency Hedged MSCI Spain ETF
iShares Currency Hedged MSCI Switzerland ETF
iShares Currency Hedged MSCI United Kingdom ETF
iShares MSCI All Peru Capped ETF
iShares MSCI Brazil Small-Cap ETF
iShares MSCI China ETF
iShares MSCI China Small-Cap ETF
iShares MSCI Denmark Capped ETF
iShares MSCI Emerging Markets Latin America ETF
iShares MSCI Finland Capped ETF

iShares MSCI Germany Small-Cap ETF
iShares MSCI India ETF
iShares MSCI India Small-Cap ETF
iShares MSCI Indonesia ETF
iShares MSCI Ireland Capped ETF
iShares MSCI New Zealand Capped ETF
iShares MSCI Norway Capped ETF
iShares MSCI Philippines ETF
iShares MSCI Poland Capped ETF
iShares MSCI Qatar Capped ETF
iShares MSCI Saudi Arabia Capped ETF
iShares MSCI UAE Capped ETF
iShares MSCI United Kingdom ETF
iShares MSCI United Kingdom Small-Cap ETF

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Jack Gee
Jack Gee
Treasurer and Cheif Finanical Officer

cc:  Benjamin J. Haskin, Esq.